INCOME TAXES - Unrecognized deductible temporary differences (Details) - CAD ($)	Mar. 31, 2022	Mar. 31, 2021
INCOME TAXES
Unrecognized deductible temporary differences	$ 78,345,597	$ 32,139,039
Lease obligations
INCOME TAXES
Unrecognized deductible temporary differences	463,253	213,260
Non-capital loss carry forwards
INCOME TAXES
Unrecognized deductible temporary differences	68,301,489	21,548,363
Shareholder loans
INCOME TAXES
Unrecognized deductible temporary differences	13,596	13,596
Start-up Costs - USA
INCOME TAXES
Unrecognized deductible temporary differences	528,841	715,584
Intangible assets
INCOME TAXES
Unrecognized deductible temporary differences	219,574
Share issuance costs
INCOME TAXES
Unrecognized deductible temporary differences	$ 8,818,844	$ 9,648,236